Segmental and geographical information	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Segmental and geographical information
6.	Segmental and geographical information

Segmental information

The Group’s Chief Operating Decision Maker, which is deemed to be the Chief Executive Officer, examines segmental performance and resource allocation from an omni-channel service and product offering perspective, across the digital and physical realms. The Group has identified three reportable operating segments:

(A) Digital Platform - comprised of the Farfetch Marketplace, FPS, BrownsFashion.com, StadiumGoods.com, Farfetch Store of the Future, and any other online sales channel operated by the Group, including the respective websites of the brands in the New Guards portfolio. Revenues are derived mostly from transactions between sellers and consumers conducted on our dematerialized platforms.

(B) Brand Platform - comprised of business-to-business activities of the brands in the New Guards portfolio and includes design, production, brand development and wholesale distribution of brands owned and licensed by New Guards, including the franchised store operations. Revenues are derived from wholesale sales of goods.

(C) In-Store - comprised of Group-operated stores including Browns, Stadium Goods and certain brands in the New Guards portfolio. Revenues are derived from sales made in the physical stores.

There are no intersegment transactions that require elimination. All revenues are revenues from external consumers. No operating segments have been aggregated to form a reportable operating segment. Order Contribution is used to assess the performance and allocate resources between the segments.

No single consumer accounted for more than 10% of Group revenues (2019: none, 2018: none).

The results of our three reportable operating segments are as follows (in thousands):

	2018	2019	2020
Digital Platform
Services third-party revenue	$378,826	$496,040	$637,568
Services first-party revenue	110,169	205,206	395,588
Services Revenue	488,995	701,246	1,033,156
Fulfilment Revenue	97,794	127,960	213,228
Revenue	586,789	829,206	1,246,384
Less: Cost of revenue	(295,083)	(457,293)	(686,178)
Gross profit	291,706	371,913	560,206
Less: Demand generation expense	(97,295)	(151,350)	(198,787)
Order contribution	$194,411	$220,563	$361,419

	2018	2019	2020
Brand Platform
Revenue	$-	$164,210	$390,014
Less: Cost of revenue	-	(89,203)	(199,208)
Gross profit or order contribution	$-	$75,007	$190,806

	2018	2019	2020
In-Stores:
Revenue	$15,595	$27,621	$37,524
Less: Cost of revenue	(8,851)	(14,695)	(17,608)
Gross profit or order contribution	$6,744	$12,926	$19,916
	2018	2019	2020
Group:
Revenue	$602,384	$1,021,037	$1,673,922
Less: Cost of revenue	(303,934)	(561,191)	(902,994)
Gross profit	298,450	459,846	770,928
Less: Demand generation expense	(97,295)	(151,350)	(198,787)
Order contribution	$201,155	$308,496	$572,141

Geographical information

The Group believes it is relevant to disclose geographical revenue information on both a demand basis, determined by the billing location of the consumer, and on a supply basis, determined by location of the Farfetch legal entity which earned the revenue.

The Group is domiciled in the Cayman Islands. In the year ended December 31, 2020, the Cayman Islands generated revenue from external consumers of $37,000 (2019: $16,000, 2018: $8,000) on a demand basis and $nil (2019: $nil, 2018: $nil) on a supply basis, and is included within Other Countries in the revenue from external consumers tables below. As at December 31, 2020, the Cayman Islands had $nil non-current assets excluding deferred tax assets (2019: $nil).

The Group’s revenue from external consumers on a demand basis, based on the billing location of the consumer, is detailed below (in thousands):

	2018	2019	2020
Revenue from external consumers (demand basis)
United States	$134,320	$210,482	$314,596
United Kingdom	63,372	78,628	151,875
Other Countries	404,692	731,927	1,207,451
Revenue	$602,384	$1,021,037	$1,673,922

The Group’s revenue from external consumers on a supply basis, based on the location of the Farfetch legal entity which earned the revenue, is detailed below (in thousands):

	2018	2019	2020
Revenue from external consumers (supply basis)
United Kingdom	$556,238	$728,321	$1,021,240
Italy	-	180,988	485,882
Other Countries	46,146	111,728	166,800
Revenue	$602,384	$1,021,037	$1,673,922

  The Group’s non-current assets other than deferred tax assets, broken down by geographic location of the assets, are detailed below (in thousands):

	2019	2020
Non-current assets excluding deferred tax assets
Italy	$983,479	$915,553
United Kingdom	210,393	338,015
United States	232,169	225,137
Other Countries	151,184	137,610
Total	$1,577,225	$1,616,315